Commitments and Contingencies (Schedule of Contractual Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	$ 4,533	$ 3,925
Lease liability	616
Convertible debt (Note 8)		56,984	$ 50,413	$ 49,067
Non-convertible debt (Note 9)		178,483	$ 93,081	$ 92,268
Total	20,650	$ 239,480
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	4,533
Lease liability	107
Promissory note (Note 7)
Firm commitments	83
Total	4,723
1 - 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals
Lease liability	293
Promissory note (Note 7)	16,196
Firm commitments	284
Total	16,773
3 - 5 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals
Lease liability	302
Promissory note (Note 7)
Firm commitments	88
Total	390
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals
Lease liability	64
Promissory note (Note 7)
Firm commitments
Total	64
Carrying Value [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	4,533
Lease liability	616
Promissory note (Note 7)	15,501
Firm commitments
Total	20,650
Contractual Cash Flow [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	4,533
Lease liability	766
Promissory note (Note 7)	16,196
Firm commitments	455
Total	$ 21,950